Property and equipment (Details 1) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment is composed as follows
Property and equipment	R$ 11,065	R$ 10,889	R$ 4,558
Data processing equipment
Property and equipment is composed as follows
Property and equipment	5,615	5,910	3,882
Facilities
Property and equipment is composed as follows
Property and equipment	29	30	33
Machinery and equipment
Property and equipment is composed as follows
Property and equipment	4,788	4,294	408
Furniture and fittings
Property and equipment is composed as follows
Property and equipment	321	331	150
Leasehold improvements
Property and equipment is composed as follows
Property and equipment	224	234	85
Vehicles
Property and equipment is composed as follows
Property and equipment	88	90
Cost
Property and equipment is composed as follows
Property and equipment	17,583	16,607	8,464
Cost | Data processing equipment
Property and equipment is composed as follows
Property and equipment	11,262	11,024	7,574
Cost | Facilities
Property and equipment is composed as follows
Property and equipment	53	53	52
Cost | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	5,469	4,738	548
Cost | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	397	397	190
Cost | Leasehold improvements
Property and equipment is composed as follows
Property and equipment	263	263	100
Cost | Vehicles
Property and equipment is composed as follows
Property and equipment	139	132
Accumulated amortization
Property and equipment is composed as follows
Property and equipment	(6,518)	(5,718)	(3,906)
Accumulated amortization | Data processing equipment
Property and equipment is composed as follows
Property and equipment	(5,647)	(5,114)	(3,692)
Accumulated amortization | Facilities
Property and equipment is composed as follows
Property and equipment	(24)	(23)	(19)
Accumulated amortization | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	(681)	(444)	(140)
Accumulated amortization | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	(76)	(66)	(40)
Accumulated amortization | Leasehold improvements
Property and equipment is composed as follows
Property and equipment	(39)	(29)	R$ (15)
Accumulated amortization | Vehicles
Property and equipment is composed as follows
Property and equipment	R$ (51)	R$ (42)